Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Apr. 30, 2026 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 66,621,758
Other income	48,015
Dividends	2,975,793
Total	69,645,566
Interest income on notes receivable from participants	182,916
Contributions:
Participants	12,328,191
Employer	3,723,395
Rollover	403,386
Total	16,454,972
Total additions	86,283,454
DEDUCTIONS:
Benefits paid to participants	16,977,494
Administrative expenses	281,489
Total deductions	17,258,983
Increase in net assets	69,024,471
Beginning of year	262,458,408
End of year	$ 331,482,879